QUARTERLY RESULTS OF OPERATIONS (UNAUDITED) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Oct. 28, 2012	Jul. 29, 2012	Apr. 29, 2012	Jan. 29, 2012	Oct. 30, 2011	Jul. 31, 2011	May 01, 2011	Jan. 30, 2011	Oct. 28, 2012	Oct. 30, 2011	Oct. 31, 2010
QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
Net Sales	$ 2,170,184	$ 2,008,188	$ 2,012,859	$ 2,039,439	$ 2,103,898	$ 1,910,592	$ 1,959,041	$ 1,921,558	$ 8,230,670	$ 7,895,089	$ 7,220,719
Gross Profit	351,779	307,056	335,607	337,409	336,026	297,855	326,227	374,005	1,331,851	1,334,113	1,238,742
Net Earnings	134,286	112,407	128,935	129,333	118,495	99,964	110,702	150,035	504,961	479,196	399,776
Net Earnings Attributable to Hormel Foods Corporation	$ 132,601	$ 111,167	$ 127,887	$ 128,395	$ 117,309	$ 98,481	$ 109,579	$ 148,826	$ 500,050	$ 474,195	$ 395,587
Basic Earnings Per Share (in dollars per share)	$ 0.50	$ 0.42	$ 0.49	$ 0.49	$ 0.44	$ 0.37	$ 0.41	$ 0.56	$ 1.90	$ 1.78	$ 1.48
Diluted Earnings Per Share (in dollars per share)	$ 0.49	$ 0.41	$ 0.48	$ 0.48	$ 0.43	$ 0.36	$ 0.40	$ 0.55	$ 1.86	$ 1.74	$ 1.46